Fair Value Measurements Investment Fair Value (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments [Abstract]
Investments	$ 5,386		$ 8,938		$ 7,470
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	548		4,476		1,219
Investment Segment [Member]
Investments [Abstract]
Investments	4,982		8,448		7,426
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	548		4,476		1,219
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investments [Abstract]
Investments	3,648		7,119		5,764
Derivative Assets	0	[1]	0	[1]	0	[1]
Assets, Fair Value Disclosure	3,648		7,119		5,764
Securities sold, not yet purchased, at fair value: [Abstract]
Derivative contracts, Liabilities at fair value	0	[2]	0	[2]	0	[2]
Liabilities, Fair Value	340		4,466		1,214
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investments [Abstract]
Trading securities	3,648		7,119		5,764
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	340		4,466		1,214
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Communications [Member]
Investments [Abstract]
Trading securities	318		2,593		1,945
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, non-cyclical [Member]
Investments [Abstract]
Trading securities	1,523		1,778		2,227
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	371		376	[3]	295	[3]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	294		0		356
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Basic materials [Member]
Investments [Abstract]
Trading securities	81		128		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Index [Member]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Energy sector [Member]
Investments [Abstract]
Trading securities	824		1,644		541
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	46		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	228		263		137
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		58
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Funds [Member]
Investments [Abstract]
Trading securities	0		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		4,466		800
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Industrial [Member]
Investments [Abstract]
Trading securities	0		0		114
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Technology [Member]
Investments [Abstract]
Trading securities	253		254		405
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	50		83		100
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Communications [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Sovereign debt [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investments [Abstract]
Investments	1,047		1,040		1,054
Derivative Assets	0	[1]	3	[1]	6	[1]
Assets, Fair Value Disclosure	1,047		1,043		1,060
Securities sold, not yet purchased, at fair value: [Abstract]
Derivative contracts, Liabilities at fair value	92	[2]	42	[2]	60	[2]
Liabilities, Fair Value	300		52		65
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investments [Abstract]
Trading securities	759		486		686
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	208		10		5
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Communications [Member]
Investments [Abstract]
Trading securities	13		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, non-cyclical [Member]
Investments [Abstract]
Trading securities	0		26		7
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	433		378	[3]	318	[3]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Basic materials [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Index [Member]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		5
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Energy sector [Member]
Investments [Abstract]
Trading securities	57		29		317
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Funds [Member]
Investments [Abstract]
Trading securities	216		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	208		10		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Industrial [Member]
Investments [Abstract]
Trading securities	0		32		1
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Technology [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	40		21		43
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member]
Investments [Abstract]
Trading securities	124		387		162
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Communications [Member]
Investments [Abstract]
Trading securities	0		84		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	0		150		157
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Financial [Member]
Investments [Abstract]
Trading securities	94		109		5
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	27		34		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Sovereign debt [Member]
Investments [Abstract]
Trading securities	3		10		0
Investment Segment [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	164		167		206
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Investments [Abstract]
Investments	287		289		329
Derivative Assets	0	[1]	0	[1]	0	[1]
Assets, Fair Value Disclosure	287		289		329
Securities sold, not yet purchased, at fair value: [Abstract]
Derivative contracts, Liabilities at fair value	0	[2]	0	[2]	0	[2]
Liabilities, Fair Value	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investments [Abstract]
Trading securities	0		0		1
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Communications [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, non-cyclical [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	0		0	[3]	1	[3]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Basic materials [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Index [Member]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Energy sector [Member]
Investments [Abstract]
Trading securities	0		0		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Funds [Member]
Investments [Abstract]
Trading securities	0		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Industrial [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Technology [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member]
Investments [Abstract]
Trading securities	287		289		328
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Communications [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	287		289		328
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Sovereign debt [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	0		0		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member]
Investments [Abstract]
Investments	4,982		8,448		7,147
Derivative Assets	0	[1]	3	[1]	6	[1]
Assets, Fair Value Disclosure	4,982		8,451		7,153
Securities sold, not yet purchased, at fair value: [Abstract]
Derivative contracts, Liabilities at fair value	92	[2]	42	[2]	60	[2]
Liabilities, Fair Value	640		4,518		1,279
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investments [Abstract]
Trading securities	4,407		7,605		6,451
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	548		4,476		1,219
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Communications [Member]
Investments [Abstract]
Trading securities	331		2,593		1,945
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, non-cyclical [Member]
Investments [Abstract]
Trading securities	1,523		1,804		2,234
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	804		754	[3]	614	[3]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	294		0		356
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Basic materials [Member]
Investments [Abstract]
Trading securities	81		128		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Index [Member]
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		5
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Energy sector [Member]
Investments [Abstract]
Trading securities	881		1,673		858
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	46		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	228		263		137
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value			0		58
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Funds [Member]
Investments [Abstract]
Trading securities	216		0
Securities sold, not yet purchased, at fair value: [Abstract]
Securities sold, not yet purchased, at fair value	208		4,476		800
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Industrial [Member]
Investments [Abstract]
Trading securities	0		32		115
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Technology [Member]
Investments [Abstract]
Trading securities	253		254		405
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	90		104		143
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member]
Investments [Abstract]
Trading securities	411		676		490
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Communications [Member]
Investments [Abstract]
Trading securities	0		84		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Consumer, cyclical [Member]
Investments [Abstract]
Trading securities	287		439		485
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Financial [Member]
Investments [Abstract]
Trading securities	94		109		5
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Utilities [Member]
Investments [Abstract]
Trading securities	27		34		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt [Member] | Sovereign debt [Member]
Investments [Abstract]
Trading securities	3		10		0
Investment Segment [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member] | Financial [Member]
Investments [Abstract]
Trading securities	$ 164		$ 167		$ 206

[1]	Included in other assets in our consolidated balance sheets.
[2]	Included in accrued expenses and other liabilities in our consolidated balance sheets.
[3]	We consolidated the financial results of Tropicana effective November 15, 2010. As a result, we eliminated our investment in Tropicana at December 31, 2010. As of April 29, 2011, our Investment segment no longer held an investment in Tropicana common stock. See Note 3, "Operating Units-Gaming," for further discussion regarding the history of the Investment Funds' investment in Tropicana.